Acquisition of Dearborn Preliminary Purchase Price Allocation (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
A summary of the final purchase price allocation for the fair value of the assets acquired and the obligations assumed at the date of the acquisition is presented below.

Accounts receivable	$180.6
Inventory	362.6
Other current assets	3.6
Property, plant and equipment	445.5
Investment in affiliates	72.5
Total assets acquired	1,064.8
Accounts payable	(201.4)
Accrued liabilities	(32.8)
Other postretirement benefit obligations	(128.2)
Other non-current liabilities	(12.1)
Total liabilities assumed	(374.5)
Purchase price, net of cash acquired	$690.3